Prepayments, receivables and other assets, net (Tables)	6 Months Ended
Mar. 31, 2025
Prepayments Receivables And Other Assets Net
Schedule of prepayments, receivables and other assets

Prepayments, receivables and other assets, net consisted of the following:

	As of September 30,	As of March 31,
	2024	2025
		(Unaudited)
Deposit, net (1)	$5,818	$5,344
Prepaid expenses, net (1)	1,324	1,060
Deductible input value-added tax	811	892
Advance to employees, net	124	119
Others, net	43	15
Prepayments, receivables and other assets, net	$8,120	$7,430

The Group recorded credit losses of US$54 and US$277 for the six months ended March 31, 2024 and 2025, respectively.

(1)	During the year ended September 30, 2024, the Company has paid a total of US$5,800 as deposits to third party consulting service providers for the future financing and investing activities, such as merger and acquisition transactions. During the six months ended March 31, 2025, US$500 was recognized as expense as the Company has accepted some investing consulting services provided. As of the issuance date of this unaudited interim condensed consolidated financial statements, US$700 has been returned to the Company. No provision of expected credit losses of these deposit has been recorded as of September 30, 2024 and March 31, 2025.